PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Tables)	12 Months Ended
Jun. 26, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for income taxes

Provision for income taxes consists of the following for the years ended June 26, 2021 and June 27, 2020:

	2021	2020
Current:
Federal	$(20,173,107)	$(21,675,826)
State	(3,231,255)	(2,471,663)

Total Current	(23,404,362)	(24,147,489)

Deferred:
Federal	15,762,423	52,822,427
State	4,241,991	12,153,888

Total Deferred	20,004,414	64,976,315

Total Provision for Income Taxes	$(3,399,948)	$40,828,826

Schedule of components of deferred tax assets and liabilities

As of June 26, 2021 and June 27, 2020, the components of deferred tax assets and liabilities were as follows:

	2021	2020

Deferred Tax Assets:
Sale and Leaseback	$1,209,397	$1,378,229
Net Operating Loss	18,947,040	14,773,963
Notes Payable	16,156,489	16,156,489
Fair Value of Investments	797,641	1,019,919
Lease Liability	23,036,902	30,545,899
Held For Sale	5,167,362	16,580,885

Total Deferred Tax Assets	65,314,831	80,455,384
Total Valuation Allowance	(43,164,332)	(49,939,139)

Net Deferred Tax Assets	$22,150,499	$30,516,245

	2021	2020

Deferred Tax Liabilities:
Property, Plant & Equipment	$(18,492,895)	$(25,286,947)
Intangible Assets	(28,243,281)	(37,731,096)
Senior Secured Convertible Credit Facility	(17,171,778)	(9,420,472)
Leases	(10,546,564)	(14,974,482)

Total Deferred Tax Liabilities	(74,454,518)	(87,412,997)

Net Deferred Tax Liabilities	$(52,304,019)	$(56,896,752)

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation between the effective tax rate on loss from operations and the statutory tax rate is as follows:

	2021	2020

Expected Income Tax Benefit at Statutory Tax Rate	$(32,381,541)	$(113,915,623)
Section 280E Permanent and Other Non-Deductible Items	30,846,236	89,883,278
State Rate	1,878,787	2,471,663
Tax Gain on Sale Leaseback	-	8,377,927
Effect of GAAP Impairment	-	(37,651,440)
Effect of Held for Sale	11,413,523	(16,580,885)
Effect of ASC 842	3,056,613	(15,571,417)
Benefit on Recognized California Net Operating Loss	(9,268,041)	(2,935,116)
Interest and Penalties on Uncertain Tax Positions	4,629,178	-
Valuation Allowance	(6,774,807)	45,092,787

Reported Income Tax Expense (Benefit)	$3,399,948	$(40,828,826)

Effective Tax Rate	(2.05)%	7.09%

Schedule of unrecognized tax benefits

During the years ended June 26, 2021 and June 27, 2020, the activities related to the Company’s gross unrecognized tax benefits are as follows:

	2021	2020

Balance at Beginning of Year	$15,016,935	$6,575,181

Increase in Balance Related to Tax Positions Taken During the Year	447,250	8,441,754

Balance at End of Year	$15,464,185	$15,016,935